Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 94.0%
Aerospace & Defense — 2.3%
Curtiss-Wright Corp.	9,814	$1,365,716
Raytheon Technologies Corp.	27,323	2,236,661
		3,602,377
Agriculture — 4.0%
Philip Morris International, Inc.	76,515	6,351,510
Airlines — 1.4%
Alaska Air Group, Inc.*	27,430	1,073,885
Southwest Airlines Co.*	37,230	1,148,173
		2,222,058
Auto Manufacturers — 1.0%
PACCAR, Inc.	19,140	1,601,827
Auto Parts & Equipment — 0.9%
BorgWarner, Inc.	46,445	1,458,373
Banks — 10.8%
Bank OZK	38,540	1,524,642
JPMorgan Chase & Co.	45,401	4,744,405
Northern Trust Corp.	21,186	1,812,674
The Goldman Sachs Group, Inc.	9,077	2,660,015
Wells Fargo & Co.	161,504	6,495,691
		17,237,427
Biotechnology — 5.2%
Amgen, Inc.	20,176	4,547,670
Bio-Rad Laboratories, Inc., Class A*	1,359	566,893
Regeneron Pharmaceuticals, Inc.*	4,525	3,117,137
		8,231,700
Building Materials — 1.1%
Builders FirstSource, Inc.*	28,275	1,665,963
Chemicals — 0.9%
The Mosaic Co.	28,044	1,355,367
Commercial Services — 2.1%
FleetCor Technologies, Inc.*	10,182	1,793,763
Robert Half International, Inc.	19,389	1,483,258
		3,277,021
Computers — 1.9%
Accenture PLC, Class A	3,430	882,539
Cognizant Technology Solutions Corp., Class A	23,857	1,370,346
Maximus, Inc.	13,300	769,671
		3,022,556
Distribution & Wholesale — 1.7%
LKQ Corp.	57,650	2,718,198
Diversified Financial Services — 3.3%
Capital One Financial Corp.	6,620	610,165
Mastercard, Inc., Class A	16,150	4,592,091
		5,202,256
Electric — 0.7%
IDACORP, Inc.	11,019	1,090,991
	Number of Shares	Value†

Electrical Components & Equipment — 2.9%
Acuity Brands, Inc.	7,832	$1,233,305
Emerson Electric Co.	38,487	2,818,018
Littelfuse, Inc.	2,990	594,083
		4,645,406
Electronics — 1.7%
Keysight Technologies, Inc.*	17,296	2,721,699
Engineering & Construction — 0.7%
EMCOR Group, Inc.	8,860	1,023,153
Food — 0.9%
The Kroger Co.	33,240	1,454,250
Healthcare Products — 2.2%
PerkinElmer, Inc.	29,076	3,498,715
Healthcare Services — 5.6%
Elevance Health, Inc.	15,986	7,261,481
Quest Diagnostics, Inc.	13,651	1,674,841
		8,936,322
Home Builders — 1.5%
D.R. Horton, Inc.	36,140	2,434,029
Insurance — 6.3%
Aflac, Inc.	11,460	644,052
Axis Capital Holdings Ltd.	21,730	1,068,029
Berkshire Hathaway, Inc., Class B*	25,383	6,777,769
The Allstate Corp.	12,628	1,572,565
		10,062,415
Iron & Steel — 0.4%
Steel Dynamics, Inc.	8,438	598,676
Lodging — 0.8%
Choice Hotels International, Inc.	11,893	1,302,521
Machinery — Diversified — 2.2%
Altra Industrial Motion Corp.	21,668	728,478
The Middleby Corp.*	4,451	570,484
The Toro Co.	13,487	1,166,356
Westinghouse Air Brake Technologies Corp.	13,094	1,065,197
		3,530,515
Media — 1.7%
Comcast Corp., Class A	92,732	2,719,830
Mining — 0.4%
BHP Group Ltd., ADR	12,549	627,952
Miscellaneous Manufacturing — 1.6%
Textron, Inc.	44,200	2,575,092
Oil & Gas — 5.2%
Chevron Corp.	6,897	990,892
ConocoPhillips	12,840	1,314,045
EOG Resources, Inc.	19,542	2,183,428
Helmerich & Payne, Inc.	29,203	1,079,635

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Phillips 66	33,642	$2,715,582
		8,283,582
Pharmaceuticals — 7.5%
Cigna Corp.	16,163	4,484,748
Pfizer, Inc.	32,893	1,439,398
Roche Holding AG, ADR	147,380	5,986,575
		11,910,721
Real Estate — 1.5%
CBRE Group, Inc., Class A*	35,526	2,398,360
Retail — 7.0%
AutoZone, Inc.*	707	1,514,345
Lowe's Cos., Inc.	17,389	3,265,828
MSC Industrial Direct Co., Inc., Class A	18,898	1,375,963
Target Corp.	24,891	3,693,576
Ulta Beauty, Inc.*	3,037	1,218,414
		11,068,126
Semiconductors — 2.3%
IPG Photonics Corp.*	17,304	1,459,592
MKS Instruments, Inc.	14,706	1,215,304
NXP Semiconductors N.V.	6,660	982,417
		3,657,313
Telecommunications — 1.6%
Cisco Systems, Inc.	33,879	1,355,160
Verizon Communications, Inc.	32,097	1,218,723
		2,573,883
Transportation — 2.7%
Expeditors International of Washington, Inc.	6,968	615,344
FedEx Corp.	4,010	595,365
Knight-Swift Transportation Holdings, Inc.	62,011	3,034,198
		4,244,907
TOTAL COMMON STOCKS (Cost $149,296,693)		149,305,091

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Diversified — 2.2%
Weyerhaeuser Co. (Cost $4,473,174)	123,000	3,512,880

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 4.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $6,720,821)	6,720,821	$6,720,821
TOTAL INVESTMENTS — 100.4% (Cost $160,490,688)		$159,538,792
Other Assets & Liabilities — (0.4)%		(573,509)
TOTAL NET ASSETS — 100.0%		$158,965,283

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
Country Weightings as of 9/30/2022††
United States	94%
Switzerland	4
Bermuda	1
Netherlands	1
Total	100%
††	% of total investments as of September 30, 2022.

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